Loans - Average Recorded Investment and Interest Income Recognized on Loans Individually Evaluated for Impairment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Impaired [Line Items]
Recorded investment	$ 56,564	$ 70,426	$ 80,664
Average recorded investment	67,070	79,496	70,762
Interest income recognized	2,708	4,777	1,963
Commercial, financial and agricultural
Financing Receivable, Impaired [Line Items]
Recorded investment	18,039	20,624	30,595
Average recorded investment	23,154	26,821	20,179
Interest income recognized	963	885	340
Commercial real estate
Financing Receivable, Impaired [Line Items]
Recorded investment	18,142	24,474	18,025
Average recorded investment	21,692	22,828	17,883
Interest income recognized	903	884	550
Commercial
Financing Receivable, Impaired [Line Items]
Recorded investment	1,324	2,226	6,720
Average recorded investment	1,729	5,503	7,732
Interest income recognized	64	66	47
Commercial
Financing Receivable, Impaired [Line Items]
Recorded investment	19,059	23,102	25,324
Average recorded investment	20,490	24,341	24,968
Interest income recognized	778	2,942	$ 1,026
Consumer
Financing Receivable, Impaired [Line Items]
Average recorded investment	$ 5	$ 3